Trading liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of trading liabilities

	2023	2022
	$m	$m
Deposits by banks[1]	6,779	9,332
Customer accounts[1]	8,955	10,724
Other debt securities in issue (Note 26)	27	978
Other liabilities – net short positions in securities	57,389	51,319
At 31 Dec	73,150	72,353
1‘Deposits by banks’ and ‘Customer accounts’ include fair value repos, stock lending and other amounts.

HSBC
	2023	2022¹
	$m	$m
Deposits by banks and customer accounts[2]	21,043	19,171
Liabilities to customers under investment contracts	5,103	5,374
Debt securities in issue (Note 26)	103,803	93,140
Subordinated liabilities (Note 29)	11,477	9,636
At 31 Dec	141,426	127,321
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.
2Structured deposits placed at HSBC Bank USA are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.

HSBC Holdings
	2023	2022
	$m	$m
Debt securities in issue (Note 26)	35,189	25,423
Subordinated liabilities (Note 29)	8,449	6,700
At 31 Dec	43,638	32,123

HSBC’s subordinated liabilities
	2023	2022
	$m	$m
At amortised cost	24,954	22,290
– subordinated liabilities	23,149	20,547
– preferred securities	1,805	1,743
Designated at fair value (Note 25)	11,477	9,636
– subordinated liabilities	11,477	9,636
– preferred securities	—	—
At 31 Dec	36,431	31,926
Issued by HSBC subsidiaries	4,154	6,094
Issued by HSBC Holdings	32,277	25,832

HSBC’s subordinated liabilities: subsidiaries
	2023	2022
	$m	$m
Additional tier 1 capital securities issued by HSBC subsidiaries	1,672	1,584
Tier 2 securities issued by HSBC subsidiaries
– Tier 2 securities issued by HSBC Bank plc	764	2,427
– Tier 2 securities issued by The Hongkong and Shanghai Banking Corporation Limited	—	400
– Tier 2 securities issued by HSBC Bank USA Inc	223	223
– Tier 2 securities issued by HSBC Bank USA N.A.	1,449	1,405
– Tier 2 securities issued by HSBC Bank Canada[1]	—	—
Securities issued by other HSBC subsidiaries	46	55
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec	4,154	6,094
1  Liability accounts for HSBC Bank Canada have been reclassified to ‘Liabilities of disposal groups held for sale’.

HSBC Holdings’ subordinated liabilities
	2023	2022
	$m	$m
At amortised cost	24,439	19,727
Designated at fair value (Note 25)	8,449	6,700
At 31 Dec	32,888	26,427

HSBC Holdings’ subordinated liabilities in issue
	2023	2022
	$m	$m
Tier 2 securities issued by HSBC Holdings
Amounts owed to third parties	31,975	25,527
Amounts owed to HSBC undertakings	913	900
Subordinated liabilities issued by HSBC Holdings at 31 Dec	32,888	26,427